Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING REVENUES	$ 101,096	$ 78,335	$ 60,928
COST OF REVENUES	48,206	37,951	28,960
GROSS PROFIT	52,890	40,384	31,968
OPERATING EXPENSES
Research and development (a)	19,410	17,119	19,065
Selling, general and administrative (a)	21,623	17,742	19,286
Total operating expenses	41,033	34,861	38,351
INCOME (LOSS) FROM OPERATIONS	11,857	5,523	(6,383)
NON-OPERATING INCOME
Interest income	249	506	543
Foreign exchange gain (loss), net	138	(238)	(162)
Government grants	391	817	204
Net (loss) gain recognized on long-term investments (note 8)	0	(79)	788
Gain on sale of real estate (note 9)	0	0	500
Other, net	450	535	642
Total non-operating income	1,228	1,541	2,515
INCOME (LOSS) BEFORE INCOME TAX	13,085	7,064	(3,868)
INCOME TAX EXPENSE (note 13)	972	937	1,171
NET INCOME (LOSS)	12,113	6,127	(5,039)
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX
Foreign currency translation adjustments	149	1,082	(85)
Unrealized pension (loss) gain	(16)	4	65
Total other comprehensive income (loss)	133	1,086	(20)
COMPREHENSIVE INCOME (LOSS)	$ 12,246	$ 7,213	$ (5,059)
EARNINGS (LOSS) PER SHARE (note 16)
Basic (in dollars per share)	$ 0.01	$ 0	$ 0
Diluted (in dollars per share)	$ 0.01	$ 0	$ 0
NUMBER OF SHARES USED IN EARNINGS (LOSS) PER SHARE CALCULATION:
Basic (in thousands) (in shares)	1,418,541	1,348,899	1,316,032
Diluted (in thousands) (in shares)	1,556,030	1,436,208	1,316,032
EARNINGS (LOSS) PER ADS (note 16)
Basic (in dollars per share)	$ 0.43	$ 0.23	$ (0.19)
Diluted (in dollars per share)	$ 0.39	$ 0.21	$ (0.19)
NUMBER OF ADS USED IN EARNINGS (LOSS) PER ADS CALCULATION:
Basic (in thousands) (in shares)	28,371	26,978	26,321
Diluted (in thousands) (in shares)	31,121	28,724	26,321
(a) INCLUDES STOCK-BASED COMPENSATION CHARGE AS FOLLOWS:
Research and development	$ 494	$ 293	$ 272
Selling, general and administrative	$ 1,384	$ 1,121	$ 1,190